UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-09645
Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

March
Date of reporting period:
March 31, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Short Term Bond Fund
Class A / NSTRX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about Columbia Short Term Bond Fund (the Fund) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 71	0.68%
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| The Fund benefited most on a relative basis from having exposure to residential mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. Structured asset sectors are all out-of-benchmark sectors, which contributed to the Fund’s outperformance of the benchmark during the annual period. High-yield corporates also contributed to the Fund’s outperformance as an out-of-benchmark allocation.
Security selection
| Security selection within the investment-grade corporate bond sector was additive to the Fund’s performance. Selection within the industrials and financials sub-sectors more than offset the detracting effect of being slightly underweight within the sector.
Top Performance Detractors
Allocations
| The Fund was underweight within the investment-grade corporate bond sector, which detracted modestly from its relative performance, as the sector outperformed the benchmark during the annual period. Investment-grade corporate bonds represented the Fund’s largest sector underweight, excluding U.S. Treasuries.
Duration and curve positioning
| The combination of duration and yield curve positioning had a negative impact on the Fund’s relative performance during the annual period. The U.S. Federal Reserve began easing monetary policy during the period causing the inverted yield curve to reverse. However, the easing was halted, and the federal funds target rate has remained unchanged in 2025 due to sticky inflation and economic uncertainty.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	6.23	3.76	1.96
Class A (including sales charges)	5.14	3.56	1.86
Bloomberg 1-3 Year Government/Credit Index	5.61	1.56	1.73
Bloomberg U.S. Aggregate Bond Index (a)	4.88	(0.40)	1.46
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,452,800,365
Total number of portfolio holdings	626
Management services fees (represents 0.42% of Fund average net assets)	$ 4,879,802
Portfolio turnover for the reporting period	66%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the t abl
es unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating
is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody'
s Ratin
gs, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
VCAT LLC 09/25/2054 5.977%	1.4%
Progress Residential Trust 04/17/2042 3.305%	1.3%
Affirm Master Trust 02/15/2033 4.990%	1.1%
JPMorgan Chase & Co. 07/22/2030 4.995%	1.0%
Progress Residential Trust 07/20/2039 4.451%	1.0%
Bain Capital Credit CLO 10/17/2032 5.220%	1.0%
Wells Fargo Commercial Mortgage Trust 12/15/2034 5.242%	1.0%
Bank of America Corp. 01/24/2031 5.162%	1.0%
U.S. Treasury 08/31/2025 0.250%	1.0%
Angel Oak Mortgage Trust 08/25/2069 5.700%	1.0%
Asset Categories
Credit Quality

Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Effective August 1, 2024, the maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lower of the original purchase price or current net asset value) of Class A shares was imposed on certain investments of $500,000 or more redeemed with in
12 months after purchase, with certain limited exceptions.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Short Term Bond Fund
Class C / NSTIX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about Columbia Short Term Bond Fund (the Fund) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 128	1.23%
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| The Fund benefited most on a relative basis from having exposure to residential mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. Structured asset sectors are all out-of-benchmark sectors, which contributed to the Fund’s outperformance of the benchmark during the annual period. High-yield corporates also contributed to the Fund’s outperformance as an out-of-benchmark allocation.
Security selection
| Security selection within the investment-grade corporate bond sector was additive to the Fund’s performance. Selection within the industrials and financials sub-sectors more than offset the detracting effect of being slightly underweight within the sector.
Top Performance Detractors
Allocations
| The Fund was underweight within the investment-grade corporate bond sector, which detracted modestly from its relative performance, as the sector outperformed the benchmark during the annual period. Investment-grade corporate bonds represented the Fund’s largest sector underweight, excluding U.S. Treasuries.
Duration and curve positioning
| The combination of duration and yield curve positioning had a negative impact on the Fund’s relative performance during the annual period. The U.S. Federal Reserve began easing monetary policy during the period causing the inverted yield curve to reverse. However, the easing was halted, and the federal funds target rate has remained unchanged in 2025 due to sticky inflation and economic uncertainty.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	5.65	3.19	1.38
Class C (including sales charges)	4.65	3.19	1.38
Bloomberg 1-3 Year Government/Credit Index	5.61	1.56	1.73
Bloomberg U.S. Aggregate Bond Index (a)	4.88	(0.40)	1.46
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,452,800,365
Total number of portfolio holdings	626
Management services fees (represents 0.42% of Fund average net assets)	$ 4,879,802
Portfolio turnover for the reporting period	66%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tab le
s unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agenci es,
the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject
to change, including daily.
Top Holdings
VCAT LLC 09/25/2054 5.977%	1.4%
Progress Residential Trust 04/17/2042 3.305%	1.3%
Affirm Master Trust 02/15/2033 4.990%	1.1%
JPMorgan Chase & Co. 07/22/2030 4.995%	1.0%
Progress Residential Trust 07/20/2039 4.451%	1.0%
Bain Capital Credit CLO 10/17/2032 5.220%	1.0%
Wells Fargo Commercial Mortgage Trust 12/15/2034 5.242%	1.0%
Bank of America Corp. 01/24/2031 5.162%	1.0%
U.S. Treasury 08/31/2025 0.250%	1.0%
Angel Oak Mortgage Trust 08/25/2069 5.700%	1.0%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Short Term Bond Fund
Institutional Class / NSTMX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about Columbia Short Term Bond Fund (the Fund) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 45	0.43%
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| The Fund benefited most on a relative basis from having exposure to residential mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. Structured asset sectors are all out-of-benchmark sectors, which contributed to the Fund’s outperformance of the benchmark during the annual period. High-yield corporates also contributed to the Fund’s outperformance as an out-of-benchmark allocation.
Security selection
| Security selection within the investment-grade corporate bond sector was additive to the Fund’s performance. Selection within the industrials and financials sub-sectors more than offset the detracting effect of being slightly underweight within the sector.
Top Performance Detractors
Allocations
| The Fund was underweight within the investment-grade corporate bond sector, which detracted modestly from its relative performance, as the sector outperformed the benchmark during the annual period. Investment-grade corporate bonds represented the Fund’s largest sector underweight, excluding U.S. Treasuries.
Duration and curve positioning
| The combination of duration and yield curve positioning had a negative impact on the Fund’s relative performance during the annual period. The U.S. Federal Reserve began easing monetary policy during the period causing the inverted yield curve to reverse. However, the easing was halted, and the federal funds target rate has remained unchanged in 2025 due to sticky inflation and economic uncertainty.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	6.49	4.02	2.23
Bloomberg 1-3 Year Government/Credit Index	5.61	1.56	1.73
Bloomberg U.S. Aggregate Bond Index (a)	4.88	(0.40)	1.46
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,452,800,365
Total number of portfolio holdings	626
Management services fees (represents 0.42% of Fund average net assets)	$ 4,879,802
Portfolio turnover for the reporting period	66%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating age
ncy are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
VCAT LLC 09/25/2054 5.977%	1.4%
Progress Residential Trust 04/17/2042 3.305%	1.3%
Affirm Master Trust 02/15/2033 4.990%	1.1%
JPMorgan Chase & Co. 07/22/2030 4.995%	1.0%
Progress Residential Trust 07/20/2039 4.451%	1.0%
Bain Capital Credit CLO 10/17/2032 5.220%	1.0%
Wells Fargo Commercial Mortgage Trust 12/15/2034 5.242%	1.0%
Bank of America Corp. 01/24/2031 5.162%	1.0%
U.S. Treasury 08/31/2025 0.250%	1.0%
Angel Oak Mortgage Trust 08/25/2069 5.700%	1.0%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Short Term Bond Fund
Institutional 2 Class / CCBRX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about Columbia Short Term Bond Fund (the Fund) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 39	0.37%
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| The Fund benefited most on a relative basis from having exposure to residential mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. Structured asset sectors are all out-of-benchmark sectors, which contributed to the Fund’s outperformance of the benchmark during the annual period. High-yield corporates also contributed to the Fund’s outperformance as an out-of-benchmark allocation.
Security selection
| Security selection within the investment-grade corporate bond sector was additive to the Fund’s performance. Selection within the industrials and financials sub-sectors more than offset the detracting effect of being slightly underweight within the sector.
Top Performance Detractors
Allocations
| The Fund was underweight within the investment-grade corporate bond sector, which detracted modestly from its relative performance, as the sector outperformed the benchmark during the annual period. Investment-grade corporate bonds represented the Fund’s largest sector underweight, excluding U.S. Treasuries.
Duration and curve positioning
| The combination of duration and yield curve positioning had a negative impact on the Fund’s relative performance during the annual period. The U.S. Federal Reserve began easing monetary policy during the period causing the inverted yield curve to reverse. However, the easing was halted, and the federal funds target rate has remained unchanged in 2025 due to sticky inflation and economic uncertainty.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	6.45	4.08	2.30
Bloomberg 1-3 Year Government/Credit Index	5.61	1.56	1.73
Bloomberg U.S. Aggregate Bond Index (a)	4.88	(0.40)	1.46
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,452,800,365
Total number of portfolio holdings	626
Management services fees (represents 0.42% of Fund average net assets)	$ 4,879,802
Portfolio turnover for the reporting period	66%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
VCAT LLC 09/25/2054 5.977%	1.4%
Progress Residential Trust 04/17/2042 3.305%	1.3%
Affirm Master Trust 02/15/2033 4.990%	1.1%
JPMorgan Chase & Co. 07/22/2030 4.995%	1.0%
Progress Residential Trust 07/20/2039 4.451%	1.0%
Bain Capital Credit CLO 10/17/2032 5.220%	1.0%
Wells Fargo Commercial Mortgage Trust 12/15/2034 5.242%	1.0%
Bank of America Corp. 01/24/2031 5.162%	1.0%
U.S. Treasury 08/31/2025 0.250%	1.0%
Angel Oak Mortgage Trust 08/25/2069 5.700%	1.0%
Asset Categories
Credit Quality

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Short Term Bond Fund
Institutional 3 Class / CSBYX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about Columbia Short Term Bond Fund (the Fund) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 35	0.34%
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| The Fund benefited most on a relative basis from having exposure to residential mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. Structured asset sectors are all out-of-benchmark sectors, which contributed to the Fund’s outperformance of the benchmark during the annual period. High-yield corporates also contributed to the Fund’s outperformance as an out-of-benchmark allocation.
Security selection
| Security selection within the investment-grade corporate bond sector was additive to the Fund’s performance. Selection within the industrials and financials sub-sectors more than offset the detracting effect of being slightly underweight within the sector.
Top Performance Detractors
Allocations
| The Fund was underweight within the investment-grade corporate bond sector, which detracted modestly from its relative performance, as the sector outperformed the benchmark during the annual period. Investment-grade corporate bonds represented the Fund’s largest sector underweight, excluding U.S. Treasuries.
Duration and curve positioning
| The combination of duration and yield curve positioning had a negative impact on the Fund’s relative performance during the annual period. The U.S. Federal Reserve began easing monetary policy during the period causing the inverted yield curve to reverse. However, the easing was halted, and the federal funds target rate has remained unchanged in 2025 due to sticky inflation and economic uncertainty.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	6.48	4.12	2.35
Bloomberg 1-3 Year Government/Credit Index	5.61	1.56	1.73
Bloomberg U.S. Aggregate Bond Index (a)	4.88	(0.40)	1.46
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fu
n
d Statistics
Fund net assets	$ 1,452,800,365
Total number of portfolio holdings	626
Management services fees (represents 0.42% of Fund average net assets)	$ 4,879,802
Portfolio turnover for the reporting period	66%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating a ge
ncy are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
VCAT LLC 09/25/2054 5.977%	1.4%
Progress Residential Trust 04/17/2042 3.305%	1.3%
Affirm Master Trust 02/15/2033 4.990%	1.1%
JPMorgan Chase & Co. 07/22/2030 4.995%	1.0%
Progress Residential Trust 07/20/2039 4.451%	1.0%
Bain Capital Credit CLO 10/17/2032 5.220%	1.0%
Wells Fargo Commercial Mortgage Trust 12/15/2034 5.242%	1.0%
Bank of America Corp. 01/24/2031 5.162%	1.0%
U.S. Treasury 08/31/2025 0.250%	1.0%
Angel Oak Mortgage Trust 08/25/2069 5.700%	1.0%
Asset Categories
Credit Quality

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Short Term Bond Fund
Class S / NSTDX
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about Columbia Short Term Bond Fund (the Fund) for the period of October 2, 2024 to March 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 22 (a)	0.44% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.
Management's Discussion of Fund Performance
The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| The Fund benefited most on a relative basis from having exposure to residential mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. Structured asset sectors are all out-of-benchmark sectors, which contributed to the Fund’s outperformance of the benchmark during the annual period. High-yield corporates also contributed to the Fund’s outperformance as an out-of-benchmark allocation.
Security selection
| Security selection within the investment-grade corporate bond sector was additive to the Fund’s performance. Selection within the industrials and financials sub-sectors more than offset the detracting effect of being slightly underweight within the sector.
Top Performance Detractors
Allocations
| The Fund was underweight within the investment-grade corporate bond sector, which detracted modestly from its relative performance, as the sector outperformed the benchmark during the annual period. Investment-grade corporate bonds represented the Fund’s largest sector underweight, excluding U.S. Treasuries.
Duration and curve positioning
| The combination of duration and yield curve positioning had a negative impact on the Fund’s relative performance during the annual period. The U.S. Federal Reserve began easing monetary policy during the period causing the inverted yield curve to reverse. However, the easing was halted, and the federal funds target rate has remained unchanged in 2025 due to sticky inflation and economic uncertainty.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class S shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class S (a)	6.48	4.02	2.23
Bloomberg 1-3 Year Government/Credit Index	5.61	1.56	1.73
Bloomberg U.S. Aggregate Bond Index (b)	4.88	(0.40)	1.46
(a)
The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

(b)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net as sets	$ 1,452,800,365
Total number of portfolio holdings	626
Management services fees (represents 0.42% of Fund average net assets)	$ 4,879,802
Portfolio turnover for the reporting period	66%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
VCAT LLC 09/25/2054 5.977%	1.4%
Progress Residential Trust 04/17/2042 3.305%	1.3%
Affirm Master Trust 02/15/2033 4.990%	1.1%
JPMorgan Chase & Co. 07/22/2030 4.995%	1.0%
Progress Residential Trust 07/20/2039 4.451%	1.0%
Bain Capital Credit CLO 10/17/2032 5.220%	1.0%
Wells Fargo Commercial Mortgage Trust 12/15/2034 5.242%	1.0%
Bank of America Corp. 01/24/2031 5.162%	1.0%
U.S. Treasury 08/31/2025 0.250%	1.0%
Angel Oak Mortgage Trust 08/25/2069 5.700%	1.0%
Asset Categories
Credit Quality

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Short Term Bond Fund | Class A

|

ASR222_01_(05/25)

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant's investment advisor ($)
	March 31, 2025	March 31, 2024	March 31, 2025	March 31, 2024
Audit fees (a)	43,244	41,499	0	0
Audit-related fees (b)	0	0	0	0
Tax fees (c)	13,795	12,850	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	474,000	581,000

(a)    Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)    Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)    Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)    All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures
The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)    Not applicable.

(g)    The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)    The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)    Not applicable.

(j)    Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Short Term Bond Fund
Annual Financial Statements and Additional Information
March 31, 2025

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Short Term Bond Fund | 2025

Portfolio of Investments
March 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 24.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-1PL Class A
04/25/2031	5.900%	343,622	346,422
Series 2024-2PL Class A
10/27/2031	5.070%	3,201,522	3,203,804
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	450,614	457,597
Subordinated Series 2024-2PL Class B
10/27/2031	5.430%	6,903,682	6,928,036
ACM Auto Trust(a)
Subordinated Series 2023-1 Class C
01/22/2030	8.590%	295,280	295,823
Affirm Asset Securitization Trust(a)
Series 2023-B Class 1A
09/15/2028	6.820%	7,700,000	7,770,139
Series 2023-B Class A
09/15/2028	6.820%	7,835,000	7,906,369
Series 2024-A Class 1A
02/15/2029	5.610%	7,350,000	7,404,351
Series 2024-A Class A
02/15/2029	5.610%	2,600,000	2,619,226
Series 2024-X1 Class A
05/15/2029	6.270%	1,125,773	1,127,275
Series 2024-X2 Class A
12/17/2029	5.220%	12,049,460	12,049,308
Subordinated Series 2023-B Class 1C
09/15/2028	7.810%	1,200,000	1,218,432
Affirm Master Trust(a)
Series 2025-1A Class A
02/15/2033	4.990%	15,760,000	15,810,898
American Credit Acceptance Receivables Trust(a)
Series 2024-2 Class C
04/12/2030	6.240%	4,500,000	4,561,251
Subordinated Series 2022-2 Class D
06/13/2028	4.850%	2,741,527	2,740,203
Subordinated Series 2023-3 Class C
10/12/2029	6.440%	2,725,000	2,753,266
AmeriCredit Automobile Receivables Trust
Series 2024-1 Class A3
01/18/2029	5.430%	8,225,000	8,320,939
ARES XLVII CLO Ltd.(a),(b)
Series 2018-47A Class B
3-month Term SOFR + 1.712% Floor 1.450% 04/15/2030	6.014%	4,000,000	4,002,336
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ares XXXVII CLO Ltd.(a),(b)
Series 2015-4A Class A1RR
3-month Term SOFR + 1.080% Floor 1.080% 10/15/2030	5.382%	4,109,733	4,107,678
Bain Capital Credit CLO(a),(b)
Series 2019-2A Class AR3
3-month Term SOFR + 0.920% Floor 0.920% 10/17/2032	5.220%	15,000,000	14,928,975
Barings CLO Ltd.(a),(b)
Series 2018-4A Class BR
3-month Term SOFR + 1.800% Floor 1.800% 10/15/2030	6.102%	10,800,000	10,799,654
Bayview Opportunity Master Fund VII LLC(a),(b)
Subordinated Series 2024-CAR1 Class B
30-day Average SOFR + 1.300% 12/26/2031	5.640%	1,095,032	1,098,758
Subordinated Series 2024-CAR1 Class C
30-day Average SOFR + 1.500% 12/26/2031	5.840%	563,159	565,713
Carmax Select Receivables Trust
Series 2024-A Class A3
11/15/2028	5.400%	1,700,000	1,718,094
Carvana Auto Receivables Trust(a)
Series 2023-P1 Class A4
01/10/2029	5.940%	5,000,000	5,105,200
Series 2023-P1 Class B
04/10/2029	6.210%	7,815,000	8,106,749
Cascade Funding Mortgage Trust(a)
CMO Series 2021-GRN1 Class A
03/20/2041	1.100%	696,229	685,555
Drive Auto Receivables Trust
Subordinated Series 2021-2 Class D
03/15/2029	1.390%	1,156,320	1,141,275
Elmwood CLO 24 Ltd.(a),(b)
Series 2023-3A Class AR
3-month Term SOFR + 1.320% Floor 1.320% 01/17/2038	5.768%	12,000,000	12,016,536
Elmwood CLO Ltd.(a),(b)
Series 2023-8A Class AR
3-month Term SOFR + 1.650% Floor 1.650% 10/20/2036	5.943%	6,000,000	6,010,248
Enterprise Fleet Financing LLC(a)
Series 2021-3 Class A3
08/20/2027	1.220%	6,059,424	5,997,797
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund  | 2025

Portfolio of Investments (continued)
March 31, 2025
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Exeter Automobile Receivables Trust
Series 2024-3A Class A3
12/15/2027	5.650%	1,375,000	1,380,047
Subordinated Series 2021-3A Class D
06/15/2027	1.550%	1,103,643	1,079,306
Subordinated Series 2023-3A Class B
09/15/2027	6.110%	2,949,136	2,954,093
FHF Issuer Trust(a)
Series 2024-1A Class A2
02/15/2030	5.690%	5,710,369	5,765,006
Series 2024-2A Class A2
06/15/2030	5.890%	10,127,121	10,251,848
Ford Credit Auto Owner Trust(a)
Subordinated Series 2021-2 Class B
05/15/2034	1.910%	11,250,000	10,774,593
GLS Auto Select Receivables Trust(a)
Series 2024-4A Class A2
12/17/2029	4.430%	2,989,806	2,993,863
GMF Floorplan Owner Revolving Trust(a)
Series 2024-1A Class A1
03/15/2029	5.130%	4,550,000	4,608,485
Goldentree Loan Management US CLO Ltd.(a),(b)
Series 2021-10A Class AR
3-month Term SOFR + 1.350% Floor 1.350% 10/20/2037	5.643%	4,150,000	4,145,589
Lendbuzz Securitization Trust(a)
Series 2022-1A Class A
05/17/2027	4.220%	1,041,855	1,038,521
Madison Park Funding XLVIII Ltd.(a),(b)
Series 2021-48A Class A
3-month Term SOFR + 1.412% Floor 1.150% 04/19/2033	5.705%	1,165,048	1,165,458
Magnetite XIX Ltd.(a),(b)
Series 2017-19A Class ARR
3-month Term SOFR + 1.050% Floor 1.050% 04/17/2034	5.390%	10,000,000	9,952,330
Magnetite XXVI Ltd.(a),(b)
Series 2020-26A Class AR2
3-month Term SOFR + 1.150% Floor 1.150% 01/25/2038	5.437%	8,000,000	7,957,880
Magnetite XXXVI Ltd.(a),(b)
Series 2023-36A Class A
3-month Term SOFR + 1.800% Floor 1.800% 04/22/2036	6.090%	4,000,000	4,001,440
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Marlette Funding Trust(a)
Series 2024-1A Class A
07/17/2034	5.950%	532,356	533,819
Subordinated Series 2024-1A Class B
07/17/2034	6.070%	2,150,000	2,172,288
MMAF Equipment Finance LLC(a)
Series 2020-A Class A3
04/09/2027	0.970%	729,768	715,503
MPOWER Education Trust(a)
Series 2024-A Class A
07/22/2041	6.780%	2,212,164	2,273,729
MVW LLC(a)
Series 2019-2A Class A
10/20/2038	2.220%	706,803	693,018
Navient Refinance Loan Trust(a)
Series 2025-A Class A
02/16/2055	5.150%	7,500,000	7,519,921
NextGear Floorplan Master Owner Trust(a)
Series 2023-1A Class A2
03/15/2028	5.740%	3,775,000	3,813,723
OneMain Financial Issuance Trust(a)
Series 2022-2A Class A
10/14/2034	4.890%	6,874,590	6,874,391
Oportun Funding Trust(a)
Series 2024-3 Class A
08/15/2029	5.260%	496,858	496,850
Pagaya AI Debt Grantor Trust(a)
Series 2024-11 Class A
07/15/2032	5.092%	8,698,503	8,693,189
Series 2024-5 Class A
10/15/2031	6.278%	824,153	830,830
Series 2024-6 Class A
11/15/2031	6.093%	810,550	820,114
Series 2025-1 Class C
07/15/2032	5.867%	3,423,000	3,441,285
Pagaya AI Debt Selection Trust(a)
Series 2021-2 Class NOTE
01/25/2029	3.000%	326,632	322,367
Series 2021-HG1 Class A
01/16/2029	1.220%	269,871	268,065
Series 2024-7 Class A
12/15/2031	6.117%	4,199,745	4,252,538
Subordinated Series 2021-HG1 Class B
01/16/2029	1.820%	155,603	153,441
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	4,263,044	4,322,806
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Term Bond Fund  | 2025

Portfolio of Investments (continued)
March 31, 2025
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pagaya AI Debt Trust(a)
Series 2022-5 Class A
06/17/2030	8.096%	1,359,805	1,369,041
Series 2024-1 Class A
07/15/2031	6.660%	1,236,304	1,249,180
Series 2024-2 Class A
08/15/2031	6.319%	4,021,685	4,075,163
Series 2024-3 Class A
10/15/2031	6.258%	2,761,061	2,780,378
Subordinated Series 2023-5 Class C
04/15/2031	9.099%	9,208,111	9,336,062
Pagaya AI Debt Trust(a),(c)
Subordinated Series 2023-7 Class AB
07/15/2031	7.549%	369,567	370,560
PEAC Solutions Receivables LLC(a)
Series 2024-2A Class A2
04/20/2027	4.740%	10,200,000	10,201,567
Prestige Auto Receivables Trust(a)
Subordinated Series 2024-1A Class C
03/15/2029	5.730%	1,602,000	1,625,456
Prosper Marketplace Issuance Trust(a)
Series 2024-1A Class A
08/15/2029	6.120%	354,840	355,742
Race Point IX CLO Ltd.(a),(b)
Series 2015-9A Class A2R
3-month Term SOFR + 0.712% Floor 1.450% 10/15/2030	6.014%	4,975,000	4,976,025
Reach ABS Trust(a)
Series 2024-1A Class A
02/18/2031	6.300%	705,221	708,621
Series 2024-2A Class A
07/15/2031	5.880%	3,944,721	3,959,677
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	794,042	776,307
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	533,988	539,484
Santander Drive Auto Receivables Trust
Subordinated Series 2023-6 Class C
03/17/2031	6.400%	4,369,000	4,541,835
SBNA Auto Lease Trust(a)
Series 2024-A Class A4
01/22/2029	5.240%	2,200,000	2,215,997
SCF Equipment Leasing(a)
Series 2024-1A Class A2
11/20/2029	5.880%	2,643,799	2,653,740
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sierra Timeshare Receivables Funding LLC(a)
Series 2021-1A Class A
11/20/2037	0.990%	323,576	315,703
United Auto Credit Securitization Trust(a)
Series 2024-1 Class A
08/10/2026	6.170%	288,431	288,529
Upgrade Receivables Trust(a)
Series 2024-1 Class A
02/18/2031	5.370%	1,801,057	1,802,842
Upstart Pass-Through Trust(a)
Series 2020-ST4 Class A
11/20/2026	3.250%	8,658	8,640
Series 2020-ST6 Class A
01/20/2027	3.000%	55,301	55,158
Series 2021-ST3 Class A
05/20/2027	2.000%	150,560	149,271
Upstart Securitization Trust(a)
Series 2024-1 Class A
11/20/2034	5.330%	973,453	973,490
Verizon Master Trust
Series 2024-8 Class B
11/20/2030	4.820%	3,650,000	3,661,583
Verizon Master Trust Series
Subordinated Series 2024-4 Class B
06/20/2029	5.400%	4,572,000	4,637,334
Westlake Automobile Receivables Trust(a)
Subordinated Series 2021-2A Class D
12/15/2026	1.230%	4,624,831	4,594,180
Subordinated Series 2021-3A Class D
01/15/2027	2.120%	3,460,701	3,432,373
Total Asset-Backed Securities — Non-Agency (Cost $347,881,865)			349,718,181

Commercial Mortgage-Backed Securities - Non-Agency 12.7%

AMSR Trust(a)
Series 2023-SFR2 Class A
06/17/2040	3.950%	6,840,000	6,646,192
AMSR Trust(a)
Series 2024-SFR2 Class A
11/17/2041	4.150%	6,500,000	6,280,033
Barclays Commercial Mortgage Trust
Series 2019-C5 Class ASB
11/15/2052	2.990%	3,311,705	3,214,389
BBCMS Mortgage Trust
Series 2021-C9 Class ASB
02/15/2054	1.960%	10,000,000	9,291,930
Benchmark Mortgage Trust
Series 2019-B13 Class ASB
08/15/2057	2.888%	4,995,904	4,807,983
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund  | 2025

Portfolio of Investments (continued)
March 31, 2025
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month Term SOFR + 1.547% Floor 1.250% 07/15/2035	5.867%	8,500,000	8,461,424
BX Commercial Mortgage Trust(a),(b)
Series 2024-SLCT Class A
1-month Term SOFR + 1.443% Floor 1.443% 01/15/2042	5.770%	7,000,000	6,973,714
BX Mortgage Trust(a),(b)
Series 2021-PAC Class D
1-month Term SOFR + 1.412% Floor 1.298% 10/15/2036	5.732%	6,350,000	6,254,789
BX Mortgage Trust(a)
Series 2025-BIO3 Class A
02/10/2042	6.138%	9,213,000	9,408,785
Citigroup Commercial Mortgage Trust
Series 2020-GC46 Class AAB
02/15/2053	2.614%	5,580,520	5,320,394
CSAIL Commercial Mortgage Trust
Series 2019-C18 Class ASB
12/15/2052	2.868%	3,011,031	2,895,045
DBJPM Mortgage Trust
Series 2016-C3 Class A5
08/10/2049	2.890%	4,800,000	4,673,086
Extended Stay America Trust(a),(b)
Series 2021-ESH Class A
1-month Term SOFR + 1.194% Floor 1.080% 07/15/2038	5.514%	2,280,574	2,278,436
Series 2021-ESH Class B
1-month Term SOFR + 1.494% Floor 1.380% 07/15/2038	5.814%	6,063,053	6,055,474
GS Mortgage Securities Corp. II(a),(c)
Series 2023-SHIP Class A
09/10/2038	4.322%	1,850,000	1,835,661
GS Mortgage Securities Trust
Series 2016-GS4 Class A3
11/10/2049	3.178%	1,897,757	1,861,590
Morgan Stanley Capital I Trust
Series 2021-L6 Class ASB
06/15/2054	2.250%	5,140,000	4,689,672
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class C
1-month Term SOFR + 2.314% Floor 2.200% 01/15/2036	6.634%	3,000,000	2,792,633
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2020-1NYP Class D
1-month Term SOFR + 2.864% Floor 2.750% 01/15/2036	7.184%	1,125,000	1,039,384
Progress Residential Trust(a)
Series 2022-SFR4 Class A
05/17/2041	4.438%	6,435,858	6,317,906
Series 2022-SFR6 Class A
07/20/2039	4.451%	15,218,460	15,086,863
Progress Residential Trust(a),(d)
Series 2025-SFR2 Class A
04/17/2042	3.305%	20,000,000	18,441,500
SPGN TFLM Mortgage Trust(a),(b)
Series 2022 Class A
1-month Term SOFR + 1.550% Floor 1.550% 02/15/2039	5.869%	14,125,000	13,913,208
Tricon Residential Trust(a)
Series 2022-SFR1 Class A
04/17/2039	3.856%	11,041,159	10,808,911
Wells Fargo Commercial Mortgage Trust
Series 2016-C32 Class A4
01/15/2059	3.560%	6,000,000	5,933,431
Series 2017-C40 Class A3
10/15/2050	3.317%	5,000,000	4,855,108
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month Term SOFR + 0.922% Floor 0.750% 12/15/2034	5.242%	16,055,000	14,861,682
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $186,233,052)			184,999,223

Corporate Bonds & Notes 32.6%

Aerospace & Defense 1.6%
Axon Enterprise, Inc.(a)
03/15/2030	6.125%	93,000	93,951
BAE Systems PLC(a)
04/15/2030	3.400%	6,000,000	5,629,687
Boeing Co. (The)
05/01/2029	6.298%	5,500,000	5,762,695
L3Harris Technologies, Inc.
06/01/2029	5.050%	5,000,000	5,057,776
TransDigm, Inc.
11/15/2027	5.500%	242,000	239,264
01/15/2029	4.625%	174,000	165,428
TransDigm, Inc.(a)
08/15/2028	6.750%	992,000	1,007,046
03/01/2029	6.375%	762,000	770,148
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Term Bond Fund  | 2025

Portfolio of Investments (continued)
March 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Technologies Corp.
11/16/2028	4.125%	4,000,000	3,945,821
Total			22,671,816
Airlines 0.2%
Air Canada(a)
08/15/2026	3.875%	650,000	636,320
American Airlines, Inc.(a)
05/15/2029	8.500%	421,000	427,440
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	254,584	253,837
04/20/2029	5.750%	494,000	483,259
United Airlines, Inc.(a)
04/15/2026	4.375%	618,000	607,628
Total			2,408,484
Automotive 0.2%
Clarios Global LP/US Finance Co.(a)
05/15/2028	6.750%	330,000	334,733
02/15/2030	6.750%	239,000	241,449
Ford Motor Credit Co. LLC
11/13/2025	3.375%	309,000	305,252
05/28/2027	4.950%	140,000	138,030
IHO Verwaltungs GmbH(a),(e)
05/15/2029	6.375%	529,000	514,444
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	581,000	577,635
ZF North America Capital, Inc.(a)
04/29/2025	4.750%	341,000	340,802
04/14/2028	6.875%	472,000	463,858
Total			2,916,203
Banking 8.5%
Bank of America Corp.(f)
01/24/2031	5.162%	14,500,000	14,697,703
Bank of Montreal(f)
09/10/2030	4.640%	3,500,000	3,476,387
Bank of New York Mellon Corp. (The)(f)
02/11/2031	4.942%	4,500,000	4,536,618
Citigroup, Inc.(f)
09/19/2030	4.542%	11,500,000	11,342,930
Goldman Sachs Group, Inc. (The)(f)
10/23/2030	4.692%	11,500,000	11,426,203
HSBC Holdings PLC(f)
03/03/2031	5.130%	10,000,000	10,031,168
JPMorgan Chase & Co.(f)
07/22/2030	4.995%	15,000,000	15,135,185
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley(f)
07/19/2030	5.042%	12,500,000	12,593,017
PNC Financial Services Group, Inc. (The)(f)
05/14/2030	5.492%	3,500,000	3,594,014
Royal Bank of Canada(f)
10/18/2030	4.650%	5,500,000	5,455,426
Toronto-Dominion Bank (The)
12/17/2029	4.783%	6,000,000	6,003,954
Truist Financial Corp.(f)
01/24/2030	5.435%	2,930,000	2,990,252
US Bancorp(f)
02/12/2031	5.046%	6,500,000	6,562,446
Wells Fargo & Co.(f)
01/24/2031	5.244%	12,000,000	12,198,406
Westpac Banking Corp.
04/16/2029	5.050%	3,500,000	3,581,435
Total			123,625,144
Brokerage/Asset Managers/Exchanges 0.1%
AG Issuer LLC(a)
03/01/2028	6.250%	385,000	378,697
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	360,000	369,024
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	130,000	127,303
Total			875,024
Building Materials 0.2%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	275,000	262,990
11/15/2029	3.875%	220,000	201,770
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	564,000	563,481
05/15/2029	4.125%	98,000	98,687
Interface, Inc.(a)
12/01/2028	5.500%	352,000	342,808
James Hardie International Finance DAC(a)
01/15/2028	5.000%	1,021,000	993,211
Standard Industries, Inc.(a)
02/15/2027	5.000%	558,000	549,337
01/15/2028	4.750%	364,000	352,416
White Cap Buyer LLC(a)
10/15/2028	6.875%	248,000	238,243
Total			3,602,943
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund  | 2025

Portfolio of Investments (continued)
March 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.9%
CCO Holdings LLC/Capital Corp.(a)
05/01/2026	5.500%	77,000	76,957
05/01/2027	5.125%	979,000	964,021
02/01/2028	5.000%	272,000	263,911
06/01/2029	5.375%	215,000	208,047
Charter Communications Operating LLC/Capital
06/01/2029	6.100%	4,000,000	4,132,077
Comcast Corp.
04/01/2030	3.400%	5,250,000	4,966,996
DISH Network Corp.(a)
11/15/2027	11.750%	535,000	563,692
EchoStar Corp.
11/30/2029	10.750%	469,931	493,968
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	548,000	531,012
08/01/2027	5.000%	364,000	355,624
07/15/2028	4.000%	169,000	157,521
Videotron Ltd.(a)
04/15/2027	5.125%	374,000	373,540
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	363,000	343,878
Virgin Media Vendor Financing Notes IV DAC(a)
07/15/2028	5.000%	160,000	151,222
Ziggo BV(a)
01/15/2030	4.875%	297,000	272,017
Total			13,854,483
Chemicals 0.2%
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	140,000	137,588
Celanese US Holdings LLC
04/15/2030	6.500%	250,000	248,239
Element Solutions, Inc.(a)
09/01/2028	3.875%	150,000	141,264
HB Fuller Co.
02/15/2027	4.000%	95,000	92,277
10/15/2028	4.250%	205,000	194,450
INEOS Finance PLC(a)
05/15/2028	6.750%	293,000	294,384
04/15/2029	7.500%	239,000	238,073
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	460,000	477,719
Ingevity Corp.(a)
11/01/2028	3.875%	202,000	188,586
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	420,000	388,044
11/15/2028	9.750%	319,000	331,524
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WR Grace Holdings LLC(a)
06/15/2027	4.875%	607,000	587,779
08/15/2029	5.625%	286,000	246,121
Total			3,566,048
Construction Machinery 0.1%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	80,000	79,798
Herc Holdings, Inc.(a)
07/15/2027	5.500%	640,000	637,705
06/15/2029	6.625%	325,000	326,305
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	462,000	472,282
Total			1,516,090
Consumer Cyclical Services 0.2%
Allied Universal Holdco LLC/Finance Corp./Atlas Luxco 4 Sarl(a)
06/01/2028	4.625%	92,000	87,171
Arches Buyer, Inc.(a)
06/01/2028	4.250%	599,000	546,865
ASGN, Inc.(a)
05/15/2028	4.625%	532,000	508,325
Match Group, Inc.(a)
12/15/2027	5.000%	159,000	155,678
06/01/2028	4.625%	600,000	575,802
02/15/2029	5.625%	216,000	211,581
Prime Security Services Borrower LLC/Finance, Inc.(a)
01/15/2028	6.250%	162,000	161,700
Uber Technologies, Inc.(a)
01/15/2028	6.250%	148,000	148,983
Total			2,396,105
Consumer Products 0.1%
Acushnet Co.(a)
10/15/2028	7.375%	134,000	138,774
CD&R Smokey Buyer, Inc./Radio Systems Corp.(a)
10/15/2029	9.500%	300,000	273,894
Newell Brands, Inc.
09/15/2027	6.375%	145,000	145,901
Newell, Inc.(f)
04/01/2026	5.700%	204,000	203,732
Prestige Brands, Inc.(a)
01/15/2028	5.125%	492,000	483,217
Scotts Miracle-Gro Co. (The)
12/15/2026	5.250%	177,000	175,856
10/15/2029	4.500%	101,000	94,202
Total			1,515,576
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Term Bond Fund  | 2025

Portfolio of Investments (continued)
March 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 0.5%
BWX Technologies, Inc.(a)
06/30/2028	4.125%	256,000	241,769
Carrier Global Corp.
02/15/2030	2.722%	5,000,000	4,570,949
Esab Corp.(a)
04/15/2029	6.250%	69,000	70,036
Gates Corp. (The)(a)
07/01/2029	6.875%	586,000	596,552
Madison IAQ LLC(a)
06/30/2028	4.125%	57,000	53,778
06/30/2029	5.875%	175,000	165,314
Resideo Funding, Inc.(a)
09/01/2029	4.000%	230,000	209,963
Velocity Vehicle Group LLC(a)
06/01/2029	8.000%	220,000	226,065
Vertical Holdco GmbH(a)
07/15/2028	7.625%	168,000	168,253
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	497,000	488,327
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	402,000	407,165
03/15/2029	6.375%	513,000	519,405
Total			7,717,576
Electric 3.0%
Atlantica Sustainable Infrastructure PLC(a)
06/15/2028	4.125%	291,000	273,525
Calpine Corp.(a)
03/15/2028	5.125%	176,000	173,191
CenterPoint Energy, Inc.
03/01/2030	2.950%	5,000,000	4,573,648
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	1,338,000	1,296,472
Dominion Energy, Inc.
06/15/2030	5.000%	3,175,000	3,191,471
DTE Energy Co.
04/01/2030	5.200%	4,000,000	4,051,114
Duke Energy Corp.
01/05/2029	4.850%	3,500,000	3,521,392
Exelon Corp.
03/15/2029	5.150%	3,000,000	3,052,896
FirstEnergy Transmission LLC
01/15/2030	4.550%	5,000,000	4,937,121
NextEra Energy Capital Holdings, Inc.
03/15/2030	5.050%	3,000,000	3,040,481
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NextEra Energy Operating Partners LP(a)
10/15/2026	3.875%	452,000	435,074
09/15/2027	4.500%	160,000	149,067
01/15/2029	7.250%	645,000	635,767
NRG Energy, Inc.
01/15/2028	5.750%	418,000	417,533
NRG Energy, Inc.(a)
07/15/2029	5.750%	251,000	247,004
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	166,000	154,302
PPL Capital Funding, Inc.
05/15/2026	3.100%	1,500,000	1,474,849
Southern Co. (The)
04/30/2030	3.700%	6,500,000	6,192,423
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	556,000	537,927
01/15/2030	4.750%	202,000	187,523
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	274,000	274,048
02/15/2027	5.625%	496,000	494,353
05/01/2029	4.375%	152,000	144,355
Xcel Energy, Inc.
06/01/2030	3.400%	4,000,000	3,732,289
Total			43,187,825
Environmental 0.0%
GFL Environmental, Inc.(a)
06/15/2029	4.750%	239,000	230,029
Finance Companies 0.4%
GGAM Finance Ltd.(a)
02/15/2027	8.000%	618,000	633,383
06/15/2028	8.000%	362,000	380,621
04/15/2029	6.875%	420,000	426,392
Navient Corp.
06/25/2025	6.750%	159,000	159,188
03/15/2028	4.875%	170,000	162,170
OneMain Finance Corp.
01/15/2027	3.500%	149,000	142,812
09/15/2028	3.875%	357,000	330,928
05/15/2029	6.625%	601,000	602,913
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	300,000	307,364
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2026	2.875%	861,000	826,539
03/01/2029	3.625%	302,000	278,561
Springleaf Finance Corp.
11/15/2029	5.375%	137,000	130,440
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund  | 2025

Portfolio of Investments (continued)
March 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Wholesale Mortgage LLC(a)
11/15/2025	5.500%	116,000	115,676
06/15/2027	5.750%	459,000	451,332
04/15/2029	5.500%	242,000	233,237
UWM Holdings LLC(a)
02/01/2030	6.625%	230,000	227,824
Total			5,409,380
Food and Beverage 1.6%
Bacardi-Martini BV(a)
02/01/2030	5.550%	6,000,000	6,111,506
Campbell Soup Co.
03/21/2029	5.200%	3,000,000	3,046,216
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	678,000	670,686
Mars, Inc.(a)
03/01/2030	4.800%	5,970,000	6,006,467
Post Holdings, Inc.(a)
12/15/2029	5.500%	422,000	410,740
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	506,000	504,788
04/30/2029	4.375%	415,000	396,803
Tyson Foods, Inc.
03/01/2029	4.350%	5,310,000	5,226,365
US Foods, Inc.(a)
09/15/2028	6.875%	403,000	414,130
02/15/2029	4.750%	115,000	110,947
Total			22,898,648
Gaming 0.2%
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	465,000	427,196
02/15/2030	7.000%	142,000	143,759
Churchill Downs, Inc.(a)
04/01/2027	5.500%	433,000	429,504
01/15/2028	4.750%	110,000	106,861
Colt Merger Sub, Inc.(a)
07/01/2027	8.125%	136,000	136,621
International Game Technology PLC(a)
04/15/2026	4.125%	201,000	198,542
01/15/2027	6.250%	150,000	151,186
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	155,000	137,624
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	101,000	95,230
Scientific Games International, Inc.(a)
05/15/2028	7.000%	371,000	371,009
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VICI Properties LP/Note Co., Inc.(a)
06/15/2025	4.625%	121,000	120,994
12/01/2026	4.250%	273,000	270,092
Total			2,588,618
Health Care 1.6%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	390,000	379,966
04/15/2029	5.000%	499,000	472,009
Avantor Funding, Inc.(a)
07/15/2028	4.625%	404,000	390,134
11/01/2029	3.875%	156,000	144,013
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	176,000	182,317
Becton Dickinson & Co.
06/07/2029	5.081%	2,500,000	2,536,393
Charles River Laboratories International, Inc.(a)
03/15/2029	3.750%	287,000	264,221
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	443,000	423,218
Cigna Corp.
03/01/2027	3.400%	2,500,000	2,451,905
CVS Health Corp.
06/01/2029	5.400%	2,500,000	2,547,299
Encompass Health Corp.
02/01/2028	4.500%	83,000	80,593
GE HealthCare Technologies, Inc.
08/14/2029	4.800%	4,000,000	4,014,936
HCA, Inc.
04/01/2031	5.450%	6,000,000	6,092,565
HealthSouth Corp.
09/15/2025	5.750%	25,000	24,990
IQVIA, Inc.(a)
10/15/2026	5.000%	435,000	431,843
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	451,000	457,005
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	318,000	297,160
10/01/2029	5.250%	851,000	816,698
Tenet Healthcare Corp.
02/01/2027	6.250%	972,000	972,269
11/01/2027	5.125%	384,000	378,333
06/15/2028	4.625%	100,000	96,475
Total			23,454,342
Healthcare Insurance 1.0%
Centene Corp.
02/15/2030	3.375%	5,000,000	4,525,473
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Term Bond Fund  | 2025

Portfolio of Investments (continued)
March 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Elevance Health, Inc.
06/15/2029	5.150%	4,000,000	4,080,387
UnitedHealth Group, Inc.
01/15/2030	4.800%	5,500,000	5,561,755
Total			14,167,615
Home Construction 0.0%
Taylor Morrison Communities, Inc.(a)
06/15/2027	5.875%	152,000	151,992
01/15/2028	5.750%	89,000	88,790
Total			240,782
Independent Energy 1.0%
Antero Resources Corp.(a)
02/01/2029	7.625%	149,000	152,771
APA Corp.(a)
01/15/2030	4.250%	4,000,000	3,804,532
Civitas Resources, Inc.(a)
07/01/2028	8.375%	448,000	462,804
CNX Resources Corp.(a)
01/15/2029	6.000%	270,000	266,240
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	409,000	403,982
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	270,000	269,440
02/01/2029	5.750%	575,000	556,167
Matador Resources Co.(a)
04/15/2028	6.875%	582,000	588,348
Occidental Petroleum Corp.
08/01/2029	5.200%	6,500,000	6,494,760
Permian Resources Operating LLC(a)
04/15/2027	8.000%	300,000	305,555
SM Energy Co.
01/15/2027	6.625%	234,000	233,574
SM Energy Co.(a)
08/01/2029	6.750%	257,000	253,429
Southwestern Energy Co.
02/01/2029	5.375%	188,000	187,326
Total			13,978,928
Integrated Energy 0.2%
BP Capital Markets America, Inc.
11/25/2029	4.868%	3,580,000	3,632,439
Leisure 0.4%
Boyne USA, Inc.(a)
05/15/2029	4.750%	467,000	440,083
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carnival Corp.(a)
03/01/2026	7.625%	224,000	224,033
03/01/2027	5.750%	652,000	652,325
08/01/2028	4.000%	210,000	200,759
05/01/2029	6.000%	183,000	181,776
03/15/2030	5.750%	110,000	109,550
Cedar Fair LP
07/15/2029	5.250%	52,000	49,171
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
04/15/2027	5.375%	76,000	74,950
10/01/2028	6.500%	576,000	578,362
Cinemark USA, Inc.(a)
07/15/2028	5.250%	717,000	696,092
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	200,000	199,651
NCL Corp., Ltd.(a)
03/15/2026	5.875%	34,000	33,923
02/15/2027	5.875%	339,000	338,302
Royal Caribbean Cruises Ltd.(a)
07/01/2026	4.250%	303,000	298,353
08/31/2026	5.500%	275,000	274,917
04/01/2028	5.500%	172,000	171,261
Six Flags Entertainment Corp.(a)
04/15/2027	5.500%	892,000	880,261
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%	37,000	37,067
Viking Cruises Ltd.(a)
09/15/2027	5.875%	397,000	394,884
02/15/2029	7.000%	714,000	716,386
Total			6,552,106
Life Insurance 1.3%
Corebridge Global Funding(a)
06/24/2029	5.200%	4,500,000	4,574,999
Five Corners Funding Trust II(a)
05/15/2030	2.850%	5,500,000	5,000,407
Metropolitan Life Global Funding I(a)
01/08/2029	4.850%	4,500,000	4,541,846
Principal Life Global Funding II(a)
01/25/2029	5.100%	5,000,000	5,080,203
Total			19,197,455
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%	132,000	131,917
Hilton Grand Vacations Borrower Escrow LLC(a)
06/01/2029	5.000%	284,000	265,505
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund  | 2025

Portfolio of Investments (continued)
March 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Marriott Ownership Resorts, Inc.
01/15/2028	4.750%	428,000	407,511
Total			804,933
Media and Entertainment 0.4%
Clear Channel Outdoor Holdings, Inc.(a)
09/15/2028	9.000%	204,000	209,944
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	373,000	360,981
McGraw-Hill Education, Inc.(a)
08/01/2028	5.750%	203,000	198,165
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	279,000	273,505
01/15/2029	4.250%	405,000	375,147
03/15/2030	4.625%	52,000	47,491
Univision Communications, Inc.(a)
06/01/2027	6.625%	135,000	133,763
08/15/2028	8.000%	144,000	144,615
Warnermedia Holdings, Inc.
03/15/2029	4.054%	4,500,000	4,238,799
Total			5,982,410
Metals and Mining 0.2%
Constellium SE(a)
06/15/2028	5.625%	342,000	331,661
04/15/2029	3.750%	465,000	422,090
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	791,000	778,891
04/01/2029	6.125%	145,000	144,531
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%	336,000	318,885
Novelis Corp.(a)
11/15/2026	3.250%	432,000	418,157
01/30/2030	4.750%	190,000	176,756
Novelis, Inc.(a)
01/30/2030	6.875%	71,000	71,832
Total			2,662,803
Midstream 1.8%
Antero Midstream Partners LP/Finance Corp.(a)
03/01/2027	5.750%	280,000	278,848
01/15/2028	5.750%	272,000	270,629
06/15/2029	5.375%	222,000	217,187
CNX Midstream Partners LP(a)
04/15/2030	4.750%	106,000	98,907
Delek Logistics Partners LP/Finance Corp.(a)
06/01/2028	7.125%	251,000	251,503
03/15/2029	8.625%	388,000	401,796
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DT Midstream, Inc.(a)
06/15/2029	4.125%	170,000	160,075
Enbridge, Inc.
04/05/2029	5.300%	5,000,000	5,092,772
Energy Transfer LP
04/01/2030	5.200%	4,325,000	4,373,585
EQM Midstream Partners LP(a)
06/01/2027	7.500%	140,000	143,142
04/01/2029	6.375%	247,000	252,034
Hess Midstream Operations LP(a)
03/01/2028	5.875%	67,000	67,368
06/01/2029	6.500%	144,000	146,807
NuStar Logistics LP
06/01/2026	6.000%	256,000	256,637
Plains All American Pipeline LP/Finance Corp.
12/15/2029	3.550%	3,000,000	2,826,429
Rockies Express Pipeline LLC(a)
07/15/2029	4.950%	251,000	240,234
Sunoco LP(a)
05/01/2029	7.000%	306,000	313,262
Sunoco LP/Finance Corp.(a)
09/15/2028	7.000%	500,000	511,485
Sunoco LP/Finance Corp.
05/15/2029	4.500%	195,000	184,675
TransMontaigne Partners LLC(a)
06/15/2030	8.500%	184,000	185,486
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	284,000	263,116
01/15/2030	6.250%	92,000	93,212
Venture Global LNG, Inc.(a)
06/01/2028	8.125%	587,000	599,559
02/01/2029	9.500%	308,000	330,249
01/15/2030	7.000%	151,000	148,796
Western Midstream Operating LP
01/15/2029	6.350%	4,500,000	4,697,733
Williams Companies, Inc. (The)
03/15/2029	4.900%	3,500,000	3,521,070
Total			25,926,596
Natural Gas 0.3%
NiSource, Inc.
07/01/2029	5.200%	5,000,000	5,091,818
Oil Field Services 0.1%
Archrock Partners LP/Finance Corp.(a)
04/01/2027	6.875%	77,000	77,011
04/01/2028	6.250%	176,000	176,057
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Term Bond Fund  | 2025

Portfolio of Investments (continued)
March 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kodiak Gas Services LLC(a)
02/15/2029	7.250%	484,000	493,876
Nabors Industries, Inc.(a)
05/15/2027	7.375%	245,000	241,721
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	135,714	138,693
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	280,000	280,233
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	66,000	67,135
Total			1,474,726
Other Industry 0.1%
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%	488,000	472,967
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	199,000	201,290
04/15/2030	6.625%	300,000	303,154
Total			977,411
Other REIT 0.2%
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	239,000	238,306
02/01/2027	4.250%	769,000	748,651
06/15/2029	4.750%	131,000	124,844
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
10/01/2028	5.875%	636,000	621,051
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	237,000	242,913
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	437,000	427,659
Total			2,403,424
Packaging 0.2%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%	655,000	646,169
09/01/2028	3.250%	225,000	201,655
09/01/2029	4.000%	168,000	143,158
Berry Global, Inc.(a)
02/15/2026	4.500%	224,000	222,661
Canpack SA/Eastern PA Land Investment Holding LLC(a)
11/01/2025	3.125%	178,000	174,525
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2029	6.625%	228,000	229,267
04/15/2030	8.750%	132,000	133,924
Sealed Air Corp.(a)
02/01/2028	6.125%	577,000	577,161
04/15/2029	5.000%	216,000	209,752
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	959,000	944,617
Total			3,482,889
Pharmaceuticals 0.9%
AbbVie, Inc.
03/15/2030	4.875%	4,500,000	4,564,054
Amgen, Inc.
03/02/2028	5.150%	5,500,000	5,598,537
Organon Finance 1 LLC(a)
04/30/2028	4.125%	145,000	135,522
Pfizer Investment Enterprises Pte Ltd.
05/19/2028	4.450%	3,500,000	3,506,508
Total			13,804,621
Property & Casualty 0.2%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	145,000	139,957
10/15/2027	6.750%	342,000	340,944
04/15/2028	6.750%	826,000	829,433
AmWINS Group, Inc.(a)
02/15/2029	6.375%	416,000	419,186
AssuredPartners, Inc.(a)
01/15/2029	5.625%	200,000	199,560
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	203,000	194,620
HUB International Ltd.(a)
12/01/2029	5.625%	304,000	293,789
HUB International, Ltd.(a)
06/15/2030	7.250%	135,000	138,936
Total			2,556,425
Railroads 0.3%
Norfolk Southern Corp.
11/01/2029	2.550%	4,500,000	4,118,055
Refining 0.0%
HF Sinclair Corp.
04/15/2027	6.375%	141,000	142,795
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	4.375%	400,000	383,655
06/15/2029	6.125%	648,000	653,244
09/15/2029	5.625%	125,000	123,927
Total			1,160,826
Retailers 0.2%
Asbury Automotive Group, Inc.
03/01/2028	4.500%	168,000	161,690
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund  | 2025

Portfolio of Investments (continued)
March 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	84,000	78,688
Belron UK Finance PLC(a)
10/15/2029	5.750%	147,000	145,983
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	140,000	131,699
01/15/2030	6.375%	122,000	122,403
L Brands, Inc.
02/01/2028	5.250%	188,000	185,639
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	469,000	439,858
Lithia Motors, Inc.(a)
12/15/2027	4.625%	180,000	174,491
06/01/2029	3.875%	421,000	386,259
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	417,000	390,132
02/15/2029	7.750%	261,000	239,846
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	128,000	108,254
Total			2,564,942
Supermarkets 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2028	5.875%	93,000	93,024
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	305,000	298,050
Total			391,074
Technology 2.8%
Block, Inc.
06/01/2026	2.750%	301,000	292,002
Broadcom, Inc.
11/15/2031	5.150%	6,000,000	6,083,894
Camelot Finance SA(a)
11/01/2026	4.500%	586,000	575,563
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	171,000	150,061
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	417,000	361,630
Clarivate Science Holdings Corp.(a)
07/01/2029	4.875%	327,000	291,786
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	225,000	224,357
Ellucian Holdings, Inc.(a)
12/01/2029	6.500%	200,000	197,252
Entegris, Inc.(a)
04/15/2028	4.375%	370,000	354,857
05/01/2029	3.625%	239,000	219,873
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Foundry JV Holdco LLC(a)
01/25/2031	5.500%	7,000,000	7,111,079
HealthEquity, Inc.(a)
10/01/2029	4.500%	305,000	285,848
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	315,000	283,726
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(a)
05/01/2029	8.750%	44,000	43,784
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	276,000	256,856
Iron Mountain, Inc.(a)
09/15/2027	4.875%	391,000	383,154
03/15/2028	5.250%	663,000	648,377
07/15/2028	5.000%	84,000	81,478
02/15/2029	7.000%	367,000	375,424
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	782,000	847,786
NCR Corp.(a)
10/01/2028	5.000%	680,000	654,215
04/15/2029	5.125%	313,000	298,061
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	161,000	139,646
NortonLifeLock, Inc.(a)
09/30/2027	6.750%	137,000	138,747
NXP BV/Funding LLC
12/01/2028	5.550%	5,000,000	5,121,646
Open Text Corp.(a)
02/15/2028	3.875%	362,000	341,574
Oracle Corp.
04/01/2030	2.950%	6,375,000	5,855,194
Picard Midco, Inc.(a)
03/31/2029	6.500%	1,024,000	995,545
Sensata Technologies BV(a)
04/15/2029	4.000%	321,000	294,949
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	564,000	555,842
SS&C Technologies, Inc.(a)
09/30/2027	5.500%	280,000	277,895
Synaptics, Inc.(a)
06/15/2029	4.000%	279,000	255,807
Synopsys, Inc.
04/01/2030	4.850%	5,925,000	5,964,299
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	584,000	535,929
Total			40,498,136
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Term Bond Fund  | 2025

Portfolio of Investments (continued)
March 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Services 0.5%
Avis Budget Car Rental LLC/Finance, Inc.(a)
07/15/2027	5.750%	329,000	317,759
04/01/2028	4.750%	87,000	79,663
03/01/2029	5.375%	205,000	184,524
ERAC USA Finance LLC(a)
02/15/2029	5.000%	6,000,000	6,064,684
Total			6,646,630
Wireless 0.0%
SBA Communications Corp.
02/15/2027	3.875%	230,000	223,760
Wirelines 0.8%
AT&T, Inc.
03/01/2029	4.350%	5,500,000	5,446,265
Frontier Communications Holdings LLC(a)
10/15/2027	5.875%	265,000	265,035
Iliad Holding SAS(a)
10/15/2028	7.000%	415,000	420,120
Verizon Communications, Inc.
03/22/2028	2.100%	5,500,000	5,140,388
Total			11,271,808
Total Corporate Bonds & Notes (Cost $471,822,450)			474,389,741

Foreign Government Obligations(g) 0.1%

Canada 0.1%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%	589,000	586,009
11/15/2028	8.500%	247,000	260,884
Total			846,893
Total Foreign Government Obligations (Cost $855,697)			846,893

Residential Mortgage-Backed Securities - Agency 1.2%

Federal Home Loan Mortgage Corp.
11/01/2025	3.500%	130	129
12/01/2025- 04/01/2026	4.000%	521	521
09/01/2039	4.500%	5,059,506	5,019,293
Federal Home Loan Mortgage Corp.(b)
1-year CMT + 2.225% Cap 9.148% 03/01/2034	6.513%	74,508	76,382
12-month Term SOFR + 1.702% Cap 11.240% 08/01/2036	7.361%	14,233	14,719
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
06/01/2025- 06/01/2026	4.000%	410	407
12/01/2025- 09/01/2026	3.500%	3,890	3,861
Federal National Mortgage Association(c)
CMO Series 2003-W11 Class A1
06/25/2033	7.891%	4,594	4,648
Government National Mortgage Association(b)
1-year CMT + 1.500% Floor 1.000%, Cap 11.000% 03/20/2030	4.625%	2,946	2,955
Government National Mortgage Association
08/15/2037	7.500%	10,085	10,121
Uniform Mortgage-Backed Security TBA(d)
04/16/2040	4.500%	5,250,000	5,205,693
04/16/2040	5.000%	7,500,000	7,537,109
Total Residential Mortgage-Backed Securities - Agency (Cost $17,884,702)			17,875,838

Residential Mortgage-Backed Securities - Non-Agency 27.6%

A&D Mortgage Trust(a),(f)
CMO Series 2024-NQM2 Class A1
04/25/2069	6.498%	6,731,225	6,805,461
A&D Mortgage Trust(a)
CMO Series 2024-NQM4 Class A1
08/25/2069	5.464%	6,627,270	6,611,670
ACHM Trust(a)
CMO Series 2024-HE2 Class A
10/25/2039	5.350%	10,385,487	10,307,057
Angel Oak Mortgage Trust(a),(c)
CMO Series 2020-6 Class A3
05/25/2065	1.775%	280,436	251,123
CMO Series 2020-6 Class M1
05/25/2065	2.805%	1,225,000	1,045,556
CMO Series 2021-8 Class A1
11/25/2066	1.820%	5,791,893	5,103,475
Angel Oak Mortgage Trust(a),(f)
CMO Series 2024-11 Class A1
08/25/2069	5.700%	14,206,734	14,261,967
CMO Series 2024-7 Class A1
05/25/2069	5.621%	2,546,170	2,549,954
CMO Series 2024-8 Class A1
05/27/2069	5.338%	4,113,485	4,099,961
Banc of America Funding Trust
CMO Series 2005-5 Class 2A1
09/25/2035	5.500%	63,834	63,361
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund  | 2025

Portfolio of Investments (continued)
March 31, 2025
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banc of America Funding Trust(c)
CMO Series 2007-C Class 1A3
05/20/2036	4.845%	36,323	31,784
BRAVO Residential Funding Trust(a),(c)
CMO Series 2020-NQM1 Class A1
05/25/2060	1.449%	272,077	262,565
CMO Series 2021-NQM1 Class A1
02/25/2049	0.941%	2,036,923	1,895,444
BRAVO Residential Funding Trust(a),(f)
CMO Series 2023-NQM8 Class A1
10/25/2063	6.394%	3,796,028	3,830,835
CMO Series 2024-CES2 Class A1A
09/25/2054	5.549%	9,356,339	9,364,986
CMO Series 2024-NQM3 Class A1
03/25/2064	6.191%	7,693,475	7,757,019
CMO Series 2024-NQM5 Class A1
06/25/2064	5.803%	8,538,488	8,577,698
BRAVO Residential Funding Trust(a)
CMO Series 2024-NQM6 Class A1
08/01/2064	5.409%	3,227,314	3,223,922
Chase Mortgage Finance Trust
CMO Series 2005-S2 Class A1
10/25/2035	5.500%	51,799	50,428
CMO Series 2006-S4 Class A3
12/25/2036	6.000%	147,412	62,640
CHNGE Mortgage Trust(a),(c)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	4,931,958	4,699,782
CHNGE Mortgage Trust(a),(f)
CMO Series 2022-NQM1 Class A1
06/25/2067	5.189%	1,691,577	1,693,359
Colt Mortgage Loan Trust(a),(f)
CMO Series 2025-1 Class A1
01/25/2070	5.699%	6,159,360	6,186,009
COLT Mortgage Loan Trust(a),(f)
CMO Series 2024-1 Class A1
02/25/2069	5.835%	1,958,521	1,963,814
CMO Series 2024-3 Class A1
06/25/2069	6.393%	8,808,217	8,911,414
CMO Series 2024-INV3 Class A1
09/25/2069	5.443%	6,874,366	6,869,253
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2021-AFC1 Class A1
03/25/2056	0.830%	1,382,487	1,133,783
CMO Series 2021-RPL1 Class A1
09/27/2060	4.077%	3,280,790	3,268,488
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cross Mortgage Trust(a),(f)
CMO Series 2024-H2 Class A1
04/25/2069	6.093%	1,488,477	1,498,133
CMO Series 2024-H4 Class A1
07/25/2069	6.347%	5,785,245	5,834,289
CSMC Trust(a)
CMO Series 2019-AFC1 Class A1
07/25/2049	3.573%	897,074	859,259
CSMC Trust(a),(c)
CMO Series 2021-RPL4 Class A1
12/27/2060	4.102%	2,562,341	2,510,368
CMO Series 2022-NQM5 Class A1
05/25/2067	5.169%	3,268,054	3,301,421
Subordinated CMO Series 2020-RPL4 Class A1
01/25/2060	2.000%	4,523,384	4,044,500
Deephaven Residential Mortgage Trust(a),(c)
CMO Series 2022-1 Class A1
01/25/2067	2.205%	11,950,413	10,851,221
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	5.990%	639,426	641,925
CMO Series 2021-HQA4 Class M1
30-day Average SOFR + 0.950% 12/25/2041	5.290%	2,185,200	2,177,443
GCAT Trust(a),(c)
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	2,463,314	2,266,827
GCAT Trust(a),(f)
CMO Series 2022-NQM4 Class A1
08/25/2067	5.269%	3,115,972	3,095,399
GS Mortgage-Backed Securities Trust(a),(c)
CMO Series 2020-NQM1 Class A1
09/27/2060	1.382%	665,309	626,538
HOMES Trust(a),(f)
CMO Series 2024-AFC1 Class A1
08/25/2059	5.224%	9,371,767	9,337,141
Homeward Opportunities Fund Trust(a),(f)
CMO Series 2022-1 Class A1
07/25/2067	5.082%	5,502,422	5,484,270
Imperial Fund Mortgage Trust(a),(c)
CMO Series 2021-NQM2 Class A3
09/25/2056	1.516%	1,953,131	1,648,841
JP Morgan Mortgage Trust(a),(b)
CMO Series 2024-HE3 Class A1
30-day Average SOFR + 1.200% 02/25/2055	6.413%	6,808,709	6,808,674
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Term Bond Fund  | 2025

Portfolio of Investments (continued)
March 31, 2025
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Mortgage Trust
CMO Series 2005-S3 Class 2A2
01/25/2026	5.500%	6,945	5,877
JPMorgan Mortgage Trust(c)
CMO Series 2007-A2 Class 3A1
04/25/2037	4.891%	4,152	3,451
Legacy Mortgage Asset Trust(a),(f)
CMO Series 2021-GS1 Class A1
10/25/2066	5.892%	2,518,206	2,524,343
CMO Series 2021-GS2 Class A1
04/25/2061	1.750%	4,482,436	4,477,415
MFA Trust(a),(c)
CMO Series 2020-NQM1 Class A1
03/25/2065	2.479%	563,567	541,320
MFA Trust(a),(f)
CMO Series 2023-NQM4 Class A1
12/25/2068	6.105%	3,193,339	3,211,998
MFRA Trust(a),(f)
CMO Series 2024-NQM3 Class A1
12/25/2069	5.722%	7,795,053	7,827,098
Morgan Stanley Mortgage Loan Trust(c)
CMO Series 2004-10AR Class 2A2
11/25/2034	5.744%	16,106	15,219
Morgan Stanley Residential Mortgage Loan Trust(f)
CMO Series 2024-RPL1 Class A1
06/25/2064	4.000%	14,272,368	13,687,694
Morgan Stanley Residential Mortgage Loan Trust(a),(c)
CMO Series 2025-NQM1 Class A1
11/25/2069	5.738%	9,272,556	9,320,917
New Residential Mortgage Loan Trust(a),(c)
CMO Series 2019-NQM4 Class A2
09/25/2059	2.644%	938,609	887,703
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	598,352	591,094
OBX Trust(a),(c)
CMO Series 2019-EXP2 Class 1A3
06/25/2059	4.000%	342,827	324,152
OBX Trust(a),(f)
CMO Series 2022-NQM7 Class A1
08/25/2062	5.110%	3,850,083	3,817,589
CMO Series 2023-NQM8 Class A1
09/25/2063	7.045%	2,079,493	2,109,401
CMO Series 2024-NQM1 Class A1
11/25/2063	5.928%	7,785,672	7,812,341
CMO Series 2024-NQM10 Class A1
05/25/2064	6.180%	4,172,615	4,210,083
CMO Series 2024-NQM12 Class A1
07/25/2064	5.475%	1,806,773	1,805,145
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-NQM8 Class A1
05/25/2064	6.233%	11,693,818	11,810,191
Oceanview Mortgage Loan Trust(a)
CMO Series 2020-1 Class A1A
05/28/2050	1.733%	472,311	440,467
Preston Ridge Partners Mortgage(a),(f)
CMO Series 2021-4 Class A1
04/25/2026	1.867%	4,873,507	4,874,307
PRET LLC(a),(f)
CMO Series 2024-NPL4 Class A1
07/25/2054	6.996%	1,232,796	1,238,369
CMO Series 2024-NPL6 Class A1
10/25/2054	5.926%	4,892,304	4,923,188
CMO Series 2024-NPL7 Class A1
10/25/2054	5.925%	4,397,300	4,427,512
CMO Series 2024-NPL9 Class A1
12/25/2054	5.851%	7,596,927	7,641,560
CMO Series 2024-RN1 Class A1
03/25/2054	7.143%	4,694,962	4,740,477
PRET Trust(a),(f)
CMO Series 2025-NPL1 Class A1
02/25/2055	6.063%	13,569,133	13,604,657
Pretium Mortgage Credit Partners LLC(a),(f)
CMO Series 2021-NPL3 Class A1
07/25/2051	4.868%	5,749,188	5,721,905
PRKCM Trust(a),(c)
CMO Series 2021-AFC2 Class A1
11/25/2056	2.071%	10,948,295	9,489,166
PRPM LLC(a),(f)
CMO Series 2024-RCF2 Class A1
03/25/2054	3.750%	5,241,512	5,096,283
CMO Series 2024-RPL3 Class A1
11/25/2054	4.000%	2,898,856	2,799,107
PRPM Trust(a),(f)
CMO Series 2023-NQM1 Class A1
01/25/2068	6.234%	1,756,718	1,759,107
CMO Series 2023-NQM3 Class A1
11/25/2068	6.221%	3,781,879	3,809,850
CMO Series 2024-NQM1 Class A1
12/25/2068	6.265%	1,805,113	1,820,893
RCO Mortgage LLC(a),(f)
CMO Series 2024-1 Class A1
01/25/2029	7.021%	710,761	712,734
RCO X Mortgage LLC(a),(f)
CMO Series 2025-1 Class A1
01/25/2030	5.875%	9,162,848	9,162,757
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund  | 2025

Portfolio of Investments (continued)
March 31, 2025
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sequoia Mortgage Trust(a),(c)
CMO Series 2016-3 Class A1
11/25/2046	3.500%	508,362	463,708
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	729,652	716,338
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	222,968	210,961
Towd Point Mortgage Trust(a),(c)
CMO Series 2021-SJ2 Class A1A
12/25/2061	2.250%	2,516,169	2,414,839
VCAT LLC(a),(f)
CMO Series 2025-NPL1 Class A1
01/25/2055	5.877%	4,884,537	4,922,836
CMO Series 2025-NPL2 Class A1
09/25/2054	5.977%	19,802,028	19,977,909
Vericrest Opportunity Loan Transferee(a),(f)
CMO Series 2021-NPL4 Class A1
03/27/2051	2.240%	1,095,729	1,093,390
Vericrest Opportunity Loan Transferee XCVI LLC(a),(f)
CMO Series 2021-NPL5 Class A1
03/27/2051	6.116%	450,730	450,785
Vericrest Opportunity Loan Transferee XCVII LLC(a),(f)
CMO Series 2021-NPL6 Class A1
04/25/2051	6.240%	2,578,519	2,580,471
Vericrest Opportunity Loan Trust CI LLC(a),(f)
CMO Series 2021-NP10 Class A1
05/25/2051	4.992%	2,291,218	2,275,485
Verus Securitization Trust(a),(c)
CMO Series 2021-8 Class A3
11/25/2066	2.491%	6,638,100	5,905,320
Verus Securitization Trust(a),(f)
CMO Series 2022-INV1 Class A1
08/25/2067	5.041%	2,650,579	2,626,163
CMO Series 2023-6 Class A2
09/25/2068	6.939%	794,815	803,495
CMO Series 2023-8 Class A1
12/25/2068	6.259%	2,945,414	2,968,399
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-1 Class A1
01/25/2069	5.712%	3,151,941	3,155,252
CMO Series 2024-INV1 Class A1
03/25/2069	6.116%	2,025,871	2,041,597
Visio Trust(a),(c)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	334,110	324,500
Visio Trust(a)
Series 2020-1R Class A1
11/25/2055	1.312%	1,978,149	1,875,569
Vista Point Securitization Trust(a),(f)
CMO Series 2024-CES3 Class A1
01/25/2055	5.679%	6,785,299	6,795,803
Wells Fargo Mortgage-Backed Securities Trust(c)
CMO Series 2006-AR19 Class A1
12/25/2036	6.931%	46,546	45,413
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $406,073,065)			400,762,660

U.S. Treasury Obligations 1.0%

U.S. Treasury
08/31/2025	0.250%	14,725,000	14,485,144
Total U.S. Treasury Obligations (Cost $14,468,422)			14,485,144

Money Market Funds 2.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.504%(h),(i)	29,140,530	29,134,702
Total Money Market Funds (Cost $29,132,337)		29,134,702
Total Investments in Securities (Cost: $1,474,351,590)		1,472,212,382
Other Assets & Liabilities, Net		(19,412,017)
Net Assets		1,452,800,365
At March 31, 2025, securities and/or cash totaling $4,348,094 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	1,870	06/2025	USD	387,411,408	2,124,738	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Term Bond Fund  | 2025

Portfolio of Investments (continued)
March 31, 2025
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(3,290)	06/2025	USD	(355,834,063)	—	(3,947,803)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2025, the total value of these securities amounted to $989,239,448, which represents 68.09% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of March 31, 2025.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2025.

(d)	Represents a security purchased on a when-issued basis.
(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(f)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2025.

(g)	Principal and interest may not be guaranteed by a governmental entity.
(h)	The rate shown is the seven-day current annualized yield at March 31, 2025.
(i)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended March 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.504%
	37,414,611	721,950,279	(730,229,211)	(977)	29,134,702	(5,833)	1,779,891	29,140,530
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund  | 2025

Portfolio of Investments (continued)
March 31, 2025
Fair value measurements   (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	349,718,181	—	349,718,181
Commercial Mortgage-Backed Securities - Non-Agency	—	184,999,223	—	184,999,223
Corporate Bonds & Notes	—	474,389,741	—	474,389,741
Foreign Government Obligations	—	846,893	—	846,893
Residential Mortgage-Backed Securities - Agency	—	17,875,838	—	17,875,838
Residential Mortgage-Backed Securities - Non-Agency	—	400,762,660	—	400,762,660
U.S. Treasury Obligations	—	14,485,144	—	14,485,144
Money Market Funds	29,134,702	—	—	29,134,702
Total Investments in Securities	29,134,702	1,443,077,680	—	1,472,212,382
Investments in Derivatives
Asset
Futures Contracts	2,124,738	—	—	2,124,738
Liability
Futures Contracts	(3,947,803)	—	—	(3,947,803)
Total	27,311,637	1,443,077,680	—	1,470,389,317
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Term Bond Fund  | 2025

Statement of Assets and Liabilities
March 31, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,445,219,253)	$1,443,077,680
Affiliated issuers (cost $29,132,337)	29,134,702
Cash	5,996
Margin deposits on:
Futures contracts	4,348,094
Receivable for:
Investments sold	973
Capital shares sold	6,540,550
Dividends	207,861
Interest	8,944,225
Foreign tax reclaims	4,657
Variation margin for futures contracts	102,813
Expense reimbursement due from Investment Manager	11,968
Prepaid expenses	5,046
Other assets	8,316
Total assets	1,492,392,881
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	31,068,253
Capital shares redeemed	2,371,769
Distributions to shareholders	5,641,553
Variation margin for futures contracts	19,412
Management services fees	50,333
Distribution and/or service fees	7,109
Transfer agent fees	87,750
Compensation of chief compliance officer	245
Compensation of board members	2,978
Other expenses	50,801
Deferred compensation of board members	292,313
Total liabilities	39,592,516
Net assets applicable to outstanding capital stock	$1,452,800,365
Represented by
Paid in capital	1,497,771,534
Total distributable earnings (loss)	(44,971,169)
Total - representing net assets applicable to outstanding capital stock	$1,452,800,365
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund  | 2025

Statement of Assets and Liabilities (continued)
March 31, 2025
Class A
Net assets	$296,325,678
Shares outstanding	30,232,275
Net asset value per share	$9.80
Maximum sales charge	1.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$9.90
Class C
Net assets	$16,181,653
Shares outstanding	1,654,519
Net asset value per share	$9.78
Institutional Class
Net assets	$715,419,104
Shares outstanding	73,093,944
Net asset value per share	$9.79
Institutional 2 Class
Net assets	$79,713,017
Shares outstanding	8,155,168
Net asset value per share	$9.77
Institutional 3 Class
Net assets	$337,349,281
Shares outstanding	34,486,398
Net asset value per share	$9.78
Class S
Net assets	$7,811,632
Shares outstanding	798,077
Net asset value per share	$9.79
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Term Bond Fund  | 2025

Statement of Operations
Year Ended March 31, 2025

Net investment income
Income:
Dividends — affiliated issuers	$1,779,891
Interest	57,600,448
Interfund lending	6,599
Total income	59,386,938
Expenses:
Management services fees	4,879,802
Distribution and/or service fees
Class A	640,478
Class C	98,396
Class R	54
Transfer agent fees
Class A	237,558
Advisor Class	36,010
Class C	11,368
Institutional Class	445,115
Institutional 2 Class	26,944
Institutional 3 Class	15,580
Class R	12
Class S	3,350
Custodian fees	22,105
Printing and postage fees	62,074
Registration fees	205,441
Accounting services fees	43,244
Legal fees	25,871
Compensation of chief compliance officer	243
Compensation of board members	22,702
Deferred compensation of board members	41,736
Other	33,260
Total expenses	6,851,343
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,413,465)
Fees waived by transfer agent
Institutional 2 Class	(13,075)
Institutional 3 Class	(15,580)
Expense reduction	(1,087)
Total net expenses	5,408,136
Net investment income	53,978,802
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,278,579
Investments — affiliated issuers	(5,833)
Futures contracts	906,683
Net realized gain	2,179,429
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	14,533,722
Investments — affiliated issuers	(977)
Futures contracts	(1,409,771)
Net change in unrealized appreciation (depreciation)	13,122,974
Net realized and unrealized gain	15,302,403
Net increase in net assets resulting from operations	$69,281,205
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund  | 2025

Statement of Changes in Net Assets

	Year Ended March 31, 2025	Year Ended March 31, 2024
Operations
Net investment income	$53,978,802	$31,428,622
Net realized gain (loss)	2,179,429	(11,587,520)
Net change in unrealized appreciation (depreciation)	13,122,974	26,806,351
Net increase in net assets resulting from operations	69,281,205	46,647,453
Distributions to shareholders
Net investment income and net realized gains
Class A	(11,543,981)	(8,091,732)
Advisor Class	(1,734,196)	(1,706,768)
Class C	(487,429)	(319,587)
Institutional Class	(23,391,102)	(8,439,933)
Institutional 2 Class	(2,468,023)	(1,103,797)
Institutional 3 Class	(14,442,758)	(12,512,394)
Class R	(337)	(42,333)
Class S	(191,941)	—
Total distributions to shareholders	(54,259,767)	(32,216,544)
Increase (decrease) in net assets from capital stock activity	586,408,928	(98,608,423)
Total increase (decrease) in net assets	601,430,366	(84,177,514)
Net assets at beginning of year	851,369,999	935,547,513
Net assets at end of year	$1,452,800,365	$851,369,999
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Term Bond Fund  | 2025

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	March 31, 2025		March 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	14,715,180	143,815,709	6,362,569	60,581,182
Distributions reinvested	1,114,834	10,890,102	784,121	7,453,702
Shares redeemed	(8,051,497)	(78,608,317)	(7,157,235)	(67,995,859)
Net increase (decrease)	7,778,517	76,097,494	(10,545)	39,025
Advisor Class
Shares sold	4,083,469	39,848,083	1,706,901	16,202,967
Distributions reinvested	125,897	1,226,127	117,749	1,118,427
Shares redeemed	(8,706,822)	(84,903,112)	(1,617,670)	(15,355,307)
Net increase (decrease)	(4,497,456)	(43,828,902)	206,980	1,966,087
Class C
Shares sold	1,135,498	11,068,927	334,475	3,171,322
Distributions reinvested	49,523	482,792	33,063	313,506
Shares redeemed	(529,111)	(5,159,981)	(455,614)	(4,308,821)
Net increase (decrease)	655,910	6,391,738	(88,076)	(823,993)
Institutional Class
Shares sold	60,667,358	591,276,553	22,039,295	210,242,129
Distributions reinvested	2,062,636	20,135,930	749,026	7,116,676
Shares redeemed	(19,058,406)	(185,866,213)	(13,151,844)	(125,123,287)
Net increase	43,671,588	425,546,270	9,636,477	92,235,518
Institutional 2 Class
Shares sold	6,105,514	59,564,724	1,572,152	14,967,842
Distributions reinvested	247,721	2,414,587	116,264	1,103,742
Shares redeemed	(1,669,019)	(16,268,119)	(533,585)	(5,067,127)
Net increase	4,684,216	45,711,192	1,154,831	11,004,457
Institutional 3 Class
Shares sold	13,089,669	127,746,823	6,841,866	64,789,807
Distributions reinvested	240,380	2,345,580	153,124	1,452,844
Shares redeemed	(6,274,413)	(61,214,303)	(28,389,273)	(268,249,022)
Net increase (decrease)	7,055,636	68,878,100	(21,394,283)	(202,006,371)
Class R
Shares sold	—	—	9,128	86,723
Distributions reinvested	—	—	4,141	39,304
Shares redeemed	(22,282)	(214,013)	(119,198)	(1,149,173)
Net decrease	(22,282)	(214,013)	(105,929)	(1,023,146)
Class S
Shares sold	878,520	8,613,706	—	—
Distributions reinvested	19,618	191,863	—	—
Shares redeemed	(100,061)	(978,520)	—	—
Net increase	798,077	7,827,049	—	—
Total net increase (decrease)	60,124,206	586,408,928	(10,600,545)	(98,608,423)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Year Ended 3/31/2025	$9.65	0.44	0.15	0.59	(0.44)	(0.44)
Year Ended 3/31/2024	$9.47	0.36	0.19	0.55	(0.37)	(0.37)
Year Ended 3/31/2023	$9.75	0.25	(0.28)	(0.03)	(0.25)	(0.25)
Year Ended 3/31/2022	$10.11	0.12	(0.35)	(0.23)	(0.13)	(0.13)
Year Ended 3/31/2021	$9.37	0.18	0.73	0.91	(0.17)	(0.17)
Class C
Year Ended 3/31/2025	$9.63	0.39	0.15	0.54	(0.39)	(0.39)
Year Ended 3/31/2024	$9.45	0.31	0.19	0.50	(0.32)	(0.32)
Year Ended 3/31/2023	$9.73	0.19	(0.28)	(0.09)	(0.19)	(0.19)
Year Ended 3/31/2022	$10.08	0.07	(0.35)	(0.28)	(0.07)	(0.07)
Year Ended 3/31/2021	$9.35	0.12	0.72	0.84	(0.11)	(0.11)
Institutional Class
Year Ended 3/31/2025	$9.64	0.47	0.14	0.61	(0.46)	(0.46)
Year Ended 3/31/2024	$9.46	0.39	0.18	0.57	(0.39)	(0.39)
Year Ended 3/31/2023	$9.74	0.27	(0.28)	(0.01)	(0.27)	(0.27)
Year Ended 3/31/2022	$10.09	0.15	(0.35)	(0.20)	(0.15)	(0.15)
Year Ended 3/31/2021	$9.36	0.20	0.73	0.93	(0.20)	(0.20)
Institutional 2 Class
Year Ended 3/31/2025	$9.63	0.47	0.14	0.61	(0.47)	(0.47)
Year Ended 3/31/2024	$9.45	0.39	0.19	0.58	(0.40)	(0.40)
Year Ended 3/31/2023	$9.73	0.27	(0.27)	0.00	(0.28)	(0.28)
Year Ended 3/31/2022	$10.08	0.16	(0.35)	(0.19)	(0.16)	(0.16)
Year Ended 3/31/2021	$9.35	0.21	0.72	0.93	(0.20)	(0.20)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Term Bond Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 3/31/2025	$9.80	6.23%	0.81%	0.68% (c)	4.48%	66%	$296,326
Year Ended 3/31/2024	$9.65	5.93%	0.86%	0.70% (c)	3.83%	81%	$216,785
Year Ended 3/31/2023	$9.47	(0.31% )	0.84%	0.72% (c)	2.61%	35%	$212,800
Year Ended 3/31/2022	$9.75	(2.33% )	0.84%	0.74% (c)	1.22%	96%	$232,895
Year Ended 3/31/2021	$10.11	9.77%	0.85%	0.77% (c)	1.77%	173%	$240,561
Class C
Year Ended 3/31/2025	$9.78	5.65%	1.36%	1.23% (c)	3.94%	66%	$16,182
Year Ended 3/31/2024	$9.63	5.35%	1.41%	1.25% (c)	3.27%	81%	$9,619
Year Ended 3/31/2023	$9.45	(0.86% )	1.39%	1.27% (c)	2.02%	35%	$10,270
Year Ended 3/31/2022	$9.73	(2.77% )	1.46%	1.29% (c)	0.68%	96%	$13,238
Year Ended 3/31/2021	$10.08	9.06%	1.60%	1.34% (c),(d)	1.22%	173%	$16,981
Institutional Class
Year Ended 3/31/2025	$9.79	6.49%	0.56%	0.43% (c)	4.75%	66%	$715,419
Year Ended 3/31/2024	$9.64	6.20%	0.61%	0.45% (c)	4.11%	81%	$283,667
Year Ended 3/31/2023	$9.46	(0.07% )	0.59%	0.47% (c)	2.86%	35%	$187,176
Year Ended 3/31/2022	$9.74	(1.99% )	0.59%	0.49% (c)	1.47%	96%	$198,640
Year Ended 3/31/2021	$10.09	9.95%	0.60%	0.52% (c)	2.03%	173%	$189,774
Institutional 2 Class
Year Ended 3/31/2025	$9.77	6.45%	0.52%	0.37%	4.82%	66%	$79,713
Year Ended 3/31/2024	$9.63	6.28%	0.54%	0.37%	4.19%	81%	$33,417
Year Ended 3/31/2023	$9.45	0.01%	0.51%	0.39%	2.88%	35%	$21,879
Year Ended 3/31/2022	$9.73	(1.92% )	0.52%	0.42%	1.57%	96%	$26,761
Year Ended 3/31/2021	$10.08	10.04%	0.52%	0.44%	2.08%	173%	$11,814
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund  | 2025

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Institutional 3 Class
Year Ended 3/31/2025	$9.64	0.47	0.14	0.61	(0.47)	(0.47)
Year Ended 3/31/2024	$9.45	0.39	0.20	0.59	(0.40)	(0.40)
Year Ended 3/31/2023	$9.73	0.28	(0.28)	0.00	(0.28)	(0.28)
Year Ended 3/31/2022	$10.09	0.16	(0.35)	(0.19)	(0.17)	(0.17)
Year Ended 3/31/2021	$9.36	0.21	0.73	0.94	(0.21)	(0.21)
Class S
Year Ended 3/31/2025(e)	$9.85	0.23	(0.06)(f)	0.17	(0.23)	(0.23)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)
Ratios include the impact of voluntary waivers paid by the Investment Manager. For the periods indicated below, if the Investment Manager had not paid these voluntary waivers, the Fund’s net expense ratio would increase by:

3/31/2021
Class C	0.06%

(e)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
(f)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio.

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Term Bond Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Year Ended 3/31/2025	$9.78	6.48%	0.47%	0.34%	4.82%	66%	$337,349
Year Ended 3/31/2024	$9.64	6.45%	0.48%	0.32%	4.18%	81%	$264,307
Year Ended 3/31/2023	$9.45	0.06%	0.46%	0.34%	2.93%	35%	$461,623
Year Ended 3/31/2022	$9.73	(1.97% )	0.46%	0.37%	1.60%	96%	$688,879
Year Ended 3/31/2021	$10.09	10.09%	0.47%	0.39%	2.16%	173%	$547,413
Class S
Year Ended 3/31/2025 (e)	$9.79	1.80%	0.56%	0.44%	4.83%	66%	$7,812
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund  | 2025

Notes to Financial Statements
March 31, 2025
Note 1. Organization
Columbia Short Term Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class S shares commenced operations on October 2, 2024.
The Fund’s Board of Trustees approved a proposal to liquidate Class R shares of the Fund. Effective on March 11, 2024, Class R shares of the Fund were closed to new and existing investors and effective on April 19, 2024, Class R shares of the Fund were liquidated. For federal tax purposes, this liquidation was treated as a redemption of fund shares.
The Board of Trustees of the Fund also approved a proposal to permit the exchange of Institutional Class shares held by certain financial intermediaries and omnibus group retirement plans, with specific permission from Columbia Management Investment Distributors, Inc., for newly created Class S shares. Effective on October 4, 2024, shares held by those certain Institutional Class shareholders of the Fund were exchanged for Class S shares of the Fund. This was a tax-free transaction for existing Institutional Class shareholders.
In addition, the Board of Trustees of the Fund approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund were converted to Institutional Class shares of the Fund. This was a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.

Columbia Short Term Bond Fund  | 2025

Notes to Financial Statements (continued)
March 31, 2025
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to
Columbia Short Term Bond Fund  | 2025

Notes to Financial Statements (continued)
March 31, 2025
sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate

Columbia Short Term Bond Fund  | 2025

Notes to Financial Statements (continued)
March 31, 2025
payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at March 31, 2025:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	2,124,738 *

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	3,947,803 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

Columbia Short Term Bond Fund  | 2025

Notes to Financial Statements (continued)
March 31, 2025
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended March 31, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	906,683

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(1,409,771)
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended March 31, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	311,095,962
Futures contracts — short	202,291,460
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss.

Columbia Short Term Bond Fund  | 2025

Notes to Financial Statements (continued)
March 31, 2025
Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Columbia Short Term Bond Fund  | 2025

Notes to Financial Statements (continued)
March 31, 2025
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.43% to 0.28% as the Fund’s net assets increase. The effective management services fee rate for the year ended March 31, 2025 was 0.42% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.

Columbia Short Term Bond Fund  | 2025

Notes to Financial Statements (continued)
March 31, 2025
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, effective August 1, 2024 through July 31, 2025, Institutional 2 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.02% and Institutional 3 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class. Prior to August 1, 2024, Institutional 2 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.05% and Institutional 3 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class.
For the year ended March 31, 2025, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.09
Advisor Class	0.06 (a)
Class C	0.09
Institutional Class	0.09
Institutional 2 Class	0.03
Institutional 3 Class	0.00
Class R	0.01 (a)
Class S	0.09 (b)

(a)	Unannualized.
(b)	Annualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended March 31, 2025, these minimum account balance fees reduced total expenses of the Fund by $1,087.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Columbia Short Term Bond Fund  | 2025

Notes to Financial Statements (continued)
March 31, 2025
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rates of 0.55% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively. As a result of Class R shares of the Fund being liquidated, April 19, 2024 was the last day the Fund paid a distribution and service fee for Class R shares.
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended March 31, 2025, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	1.00	0.50 - 1.00 (a)	596,632
Class C	—	1.00 (b)	2,961

(a)
For purchases made on or after August 1, 2024, this charge is imposed on certain investments of $500,000 or more redeemed within 12 months after purchase, with certain limited exceptions. For purchases made prior to August 1, 2024, this charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	August 1, 2024 through July 31, 2025 (%)	Prior to August 1, 2024 (%)
Class A	0.71	0.71
Class C	1.26	1.26
Institutional Class	0.46	0.46
Institutional 2 Class	0.37	0.37
Institutional 3 Class	0.35	0.32
Class S	0.46	—
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Reflected in the contractual cap commitment, effective August 1, 2024 through July 31, 2025, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.02% for Institutional 2 Class

Columbia Short Term Bond Fund  | 2025

Notes to Financial Statements (continued)
March 31, 2025
and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class, unless sooner terminated at the sole discretion of the Board of Trustees. Reflected in the contractual cap commitment, prior to August 1, 2024, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.05% for Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At March 31, 2025, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, derivative investments, tax straddles, principal and/or interest from fixed income securities, capital loss carryforwards, trustees’ deferred compensation and distributions. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
266,992	(266,992)	—
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended March 31, 2025			Year Ended March 31, 2024
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
54,259,767	—	54,259,767	32,216,544	—	32,216,544
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At March 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized (depreciation) ($)
5,951,343	—	(41,844,432)	(3,144,214)
At March 31, 2025, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,473,533,531	8,494,160	(11,638,374)	(3,144,214)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Columbia Short Term Bond Fund  | 2025

Notes to Financial Statements (continued)
March 31, 2025
The following capital loss carryforwards, determined at March 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended March 31, 2025, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(9,766,099)	(32,078,333)	(41,844,432)	820,829
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,322,859,939 and $736,966,393, respectively, for the year ended March 31, 2025, of which $80,546,022 and $62,477,230, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended March 31, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	3,142,857	5.31	14
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at March 31, 2025.

Columbia Short Term Bond Fund  | 2025

Notes to Financial Statements (continued)
March 31, 2025
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended March 31, 2025.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates.  Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease.  Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Liquidity risk
Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s
Columbia Short Term Bond Fund  | 2025

Notes to Financial Statements (continued)
March 31, 2025
investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund’s investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At March 31, 2025, affiliated shareholders of record owned 28.8% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Columbia Short Term Bond Fund  | 2025

Notes to Financial Statements (continued)
March 31, 2025
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Short Term Bond Fund  | 2025

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust and Shareholders of Columbia Short Term Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Short Term Bond Fund (one of the funds constituting Columbia Funds Series Trust, referred to hereafter as the "Fund") as of March 31, 2025, the related statement of operations for the year ended March 31, 2025, the statement of changes in net assets for each of the two years in the period ended March 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
May 22, 2025
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.

Columbia Short Term Bond Fund  | 2025

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended March 31, 2025. Shareholders will be notified in early 2026 of the amounts for use in preparing 2025 income tax returns.
Section 163(j) Interest Dividends
99.89%
Section 163(j) Interest Dividends. The percentage of ordinary income distributed during the fiscal year that shareholders may treat as interest income for purposes of IRC Section 163(j), subject to holding period requirements and other limitations.
Columbia Short Term Bond Fund  | 2025

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Columbia Short Term Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN222_03_R01_(05/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	May 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	May 22, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	May 22, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	May 22, 2025